Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Namibox Limited (“Namibox HK”)	August, 2015	Hong Kong	100% owned by Jinxin Technology Holding Company	Investment holding
Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”)	November, 2015	PRC	100% owned by Namibox HK	Investment holding
Variable Interest Entities (the “VIEs”)
Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin”)	April, 2014	PRC	Contractual arrangements	Provision of digital textbook subscription services
Held directly by Shanghai Jinxin
Zhongjiao Enshi Education Technology (Shanghai) Co., Ltd. (“Zhongjiao Enshi”)	June, 2019	PRC	52% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Pindu Education Technology Co., Ltd. (“Shanghai Pindu”)	October, 2020	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Shanghai Mouding Education Technology Co., Ltd. (“Shanghai Mouding”)	May, 2021	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Jingche Network Technology Co., Ltd. (“Shanghai Jingche”)	October, 2022	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Hainan Aixin Education Technology Limited (“Hainan Aixin”)	January, 2025	PRC	51% owned by Shanghai Jinxin	Provision of digital textbook subscription services

Schedule of Comparative VIE Financials

Comparative VIE financials are set forth below:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Current assets	136,198	103,022	14,732
Non-current assets:	68,160	60,718	8,683
Total assets	204,358	163,740	23,415
Current liabilities:	72,837	81,371	11,636
Non-current liabilities:	4,659	3,631	519
Total liabilities	77,496	85,002	12,155
Net asset	126,862	78,738	11,260

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net income (loss)	88,692	34,921	(48,614)	(6,952)
Net cash provided by (used in) operating activities	62,560	27,650	(5,441)	(778)
Net cash used in investing activities	(34,290)	(19,270)	(13,690)	(1,958)
Net cash (used in) provided by financing activities	(1,665)	—	15,490	2,215

Schedule of Quantitative Metrics of the VIE

Quantitative Metrics of the VIE, Shanghai Jinxin are set forth below:

	As of December 31, 2025
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F
Cash and cash equivalents	7,549	1,154	336	55,230	—	64,269	86%
Other current assets	800	10,947	18	44,562	—	56,327	79%
Intercompany receivable from subsidiaries	185,524	4,071	5,913	—	(195,508)	—	N/A
Intercompany receivable from WFOE	55,885	—	20,004	3,230	(79,119)	—	N/A
Investment in WFOE	—	—	146,935	—	(146,935)	—	N/A
Investment in subsidiaries	903	—	—	—	(903)	—	N/A
Other non-current assets	10,947	—	—	60,718	—	71,665	85%
Total assets	261,608	16,172	173,206	163,740	(422,465)	192,261	85%
Other current liabilities	—	1,549	—	77,299	—	78,848	98%
Intercompany payables to parent company	9,142	37,089	185,538	4,072	(235,841)	—	N/A
Non-current liabilities	—	—	—	3,631	—	3,631	100%
Total liabilities	9,142	38,638	185,538	85,002	(235,841)	82,479	103%
Total shareholders’ equity	252,466	(22,466)	(12,332)	78,738	(186,624)	109,782	72%
Total liabilities and shareholders’ equity	261,608	16,172	173,206	163,740	(422,465)	192,261	85%

Revenues	-	3,447	199	409,378	—	413,024	99%
Gross (loss) profit	(489)	1,368	199	44,480	—	45,558	98%
Total operating expenses	45,745	3,480	2,635	97,951	—	149,812	65%
Net income (loss)	(47,020)	(1,963)	(3,182)	(48,614)	—	(100,779)	48%
Total comprehensive income (loss)	(47,020)	(1,963)	(3,182)	(48,614)	—	(100,779)	48%

Net cash (used in) provided by operating activities	(1,350)	10,475	(14,039)	(5,441)	(14,229)	(24,584)	22%
Net cash provided by (used in) investing activities	(903)	(10,000)	—	(13,690)	903	(23,690)	58%
Net cash provided by financing activities	3,041	—	903	15,490	(903)	18,531	84%
Effect of exchange rate changes	(4,234)	—	(8,286)	(283)	14,229	1,426	(20)%
	As of December 31, 2024
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	A	B	C	D	E	F=A+B+C+D+E		G=D/F

Cash and cash equivalents	10,995	678	21,759	59,154	—	92,586	12,684	64%
Other current assets	—	114	5,001	77,044	(12,160)	69,999	9,589	110%
Intercompany receivable from subsidiaries	189,107	—	—	—	(189,107)	—	—	N/	A
Intercompany receivable from WFOE	55,874	—	—	—	(55,874)	—	—	N/	A
Investment in WFOE	—	—	160,586	—	(160,586)	—	—	N/	A
Other non-current assets	12,504	33	—	68,160	—	80,697	11,056	84%
Total assets	268,480	825	187,346	204,358	(417,727)	243,282	33,329	84%
Other current liabilities	9,873	4,240	5	72,837	(12,161)	74,794	10,245	97%
Intercompany payables to parent company	—	55,874	189,107	—	(244,981)	—	—	N/	A
Non-current liabilities	—	—	—	4,659	—	4,659	639	100%
Total liabilities	9,873	60,114	189,112	77,496	(257,142)	79,453	10,884	98%
Total shareholders’ equity (deficit)	258,607	(59,289)	(1,766)	126,862	(160,585)	163,829	22,445	77%
Total liabilities and shareholders’ equity (deficit)	268,480	825	187,346	204,358	(417,727)	243,282	33,329	84%

Revenues	—	752	—	405,647	—	406,399	55,676	100%
Gross (loss) profit	(279)	634	—	116,589	—	116,944	16,021	100%
Total operating expenses	43	4,685	628	84,475	—	89,831	12,306	94%
Net income (loss)	2,852	(3,867)	(3,347)	34,921	—	30,559	4,185	114%
Total comprehensive income (loss)	2,852	(3,867)	(3,347)	34,921	—	30,559	4,185	114%

Net cash (used in) provided by operating activities	(22)	47	(1,910)	27,650	—	25,765	3,529	107%
Net cash used in investing activities	(11,141)	—	—	(19,270)	—	(30,411)	(4,166)	63%
Net cash provided by financing activities	22,100	—	—	—	—	22,100	3,028	—
	As of December 31, 2023
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F
Cash and cash equivalents	58	631	23,668	50,775	—	75,132	68%
Other current assets	713	135	6,440	65,416	—	72,704	90%
Intercompany receivable from subsidiaries	186,176	—	—	—	(186,176)	—	N/A
Intercompany receivable from WFOE	55,874	—	—	—	(55,874)	—	N/A
Investment in WFOE	—	—	155,821	—	(155,821)	—	N/A
Other non-current assets	—	71	—	28,007	—	28,078	100%
Total assets	242,821	837	185,929	144,198	(397,871)	175,914	82%
Other current liabilities	—	383	2,939	46,862	—	50,184	93%
Intercompany payables to parent company	—	55,874	186,176	—	(242,050)	—	N/A
Non-current liabilities	—	—	—	5,396	—	5,396	100%
Total liabilities	—	56,257	189,115	52,258	(242,050)	55,580	94%
Total mezzanine equity and shareholders’ equity (deficit)	242,821	(55,420)	(3,186)	91,940	(155,821)	120,334	76%
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	242,821	837	185,929	144,198	(397,871)	175,914	82%

Revenues	—	19	—	379,802	—	379,821	100%
Gross profit	—	19	—	159,751	—	159,770	100%
Total operating expenses	32	5,675	83	73,927	—	79,717	93%
Net income (loss)	3,320	(5,585)	(2,935)	88,692	—	83,492	106%
Total comprehensive income (loss)	3,320	(5,585)	(2,935)	88,692	—	83,492	106%

Net cash (used in) provided by operating activities	(1,613)	(5,394)	1,142	62,560	—	56,695	110%
Net cash provided by (used in) investing activities	—	3,660	—	(34,290)	—	(30,630)	112%
Net cash used in financing activities	(713)	—	(3,501)	(1,665)	—	(5,879)	28%